Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 1,372,735	¥ 1,344,034	¥ 1,317,781
Ending balance	1,381,319	1,372,735	1,344,034
Safety fund reserve	327	1,614	1,434
Currency translation differences	(431)	9,404	(20,965)
Equity transaction with non-controlling interests	2,584	1,087	2,040
Acquisition of subsidiaries			36,285
Fair value loss on available-for-sale financial assets	(608)	(128)	596
Share of the other comprehensive (loss) / income of associates and joint ventures accounted for using the equity method	(326)	313	130
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	133,308	133,308
Ending balance	133,308	133,308	133,308
Statutory common reserve fund [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	186,840	186,840
Ending balance	188,769	186,840	186,840
Transfer from retained earnings	1,929
Special reserve-safety fund reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	13,188	11,648
Ending balance	13,366	13,188	11,648
Safety fund reserve	178	1,540
Currency translation differences [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(29,294)	(37,066)
Ending balance	(28,045)	(29,294)	(37,066)
Currency translation differences	1,249	7,772
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(9,236)	(9,790)
Ending balance	(9,336)	(9,236)	(9,790)
Equity transaction with non-controlling interests	289	224
Acquisition of subsidiaries	(1)	(259)
Fair value loss on available-for-sale financial assets	(36)	(128)
Share of the other comprehensive (loss) / income of associates and joint ventures accounted for using the equity method	(326)	313
Other	(26)	404
Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	294,806	284,940	285,570
Ending balance	298,062	294,806	284,940
Transfer from retained earnings	1,929		2,103
Safety fund reserve	¥ 178	¥ 1,540	1,303
Acquisition of subsidiaries			¥ 12,530